CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Revenues	$ 3,951	$ 1,588	$ 972
Cost of revenues	4,106	2,017	983
Expense related to settlement of BIRD Foundation grants (see Note 7b)	466
Gross loss	(621)	(429)	(11)
Operating expenses:
Research and development, net	8,563	2,463	1,757
Sales and marketing, net	7,389	4,091	2,334
General and administrative	3,352	1,762	1,657
Total operating expenses	19,304	8,316	5,748
Operating loss	(19,925)	(8,745)	(5,759)
Financial expenses, net	1,698	3,410	878
Loss before income taxes	(21,623)	(12,155)	(6,637)
Income taxes	45	22	21
Net loss	$ (21,668)	$ (12,177)	$ (6,658)
Net loss per ordinary share, basic and diluted	$ (6.34)	$ (74.53)	$ (41.26)
Weighted average number of shares used in computing net loss per ordinary share, basic and diluted	3,766,694	185,688	185,688